Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Compensation and Retirement Disclosure [Abstract]
Pension Plan Participation and Contribution Summary
Multi-employer Pension Plan Participation

		Pension Protection Act Zone Status (1)			Contributions (In millions)
Pension Fund	EIN/Pension Plan Number	2016	2015	FIP/RP Status (2)	2016	2015	2014	Surcharge Imposed	Expiration Date of Collective-Bargaining Agreement (6)
Southern Nevada Culinary and Bartenders Pension Plan (5)	88-6016617/001	Green	Green	No	$16	$16	$18	No	Various up to July 31, 2018
Pension Plan of the UNITE HERE National Retirement Fund (3)(5)	13-6130178/001	Red	Red	Yes	5	6	14	No	Various up to February 29, 2020
Local 68 Engineers Union Pension Plan (4)(5)	51-0176618/001	Yellow	Green	No	—	—	1	No	April 30, 2017
NJ Carpenters Pension Fund	22-6174423/001	Yellow	Yellow	Yes	—	—	—	No	April 30, 2017
Painters IUPAT	52-6073909/001	Yellow	Yellow	Yes	1	1	1	No	Various up to June 30, 2021
Other Funds					11	9	12
Total Contributions					$33	$32	$46
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(1)
Represents the Pension Protection Act zone status for applicable plan year beginning January 1, except where noted otherwise. The zone status is based on information that the Company received from the plan administrator and is certified by the plan’s actuary. Among other factors, plans in the red zone are generally less than 65% funded, plans in the yellow zone are between 65% and less than 80% funded, and plans in the green zone are at least 80% funded. All plans detailed in the table above utilized extended amortization provisions to calculate zone status.

(2)	Indicates plans for which a financial improvement plan (“FIP”) or a rehabilitation plan (“RP”) is either pending or has been implemented.

(3)	As described in Note 3, in January 2015, the Pension Plan of the UNITE HERE National Retirement Fund voted to expel Caesars Entertainment and its participating subsidiaries from the plan.

(4)	Plan years begin July 1.

(5)
Plan was listed in the pension plans’ Forms 5500 as providing more than 5% of the total contributions for the plan years ended 2015 and 2014. At the date the financial statements were issued, Forms 5500 were not available for the 2016 plan year ending.

(6)	The terms of the current agreement continue indefinitely until either party provides appropriate notice of intent to terminate the contract.